Digital Assets - Schedule of Additional Information About USTD Digital Assets (Details) - USDT [Member] - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Crypto Asset, Activity [Line Items]
Opening balance	$ 2,534,100
Purchases of USDT	997,000	719,400
Investment in Armonia (Note 5)	(1,200,000)
Exchange of USDT into USDC	(10,000)
Exchange of USDT into AA	(1,050,000)
Exchange of USDT into ETH	(3,400)
Exchange of USDT into BTC		(636,300)
Payment of operating expenses	(834,500)
Ending balance	$ 433,200	$ 83,100